Annual Total Returns[BarChart] - MONEY MARKET FUND - Investor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.01%	0.01%	0.02%	0.02%	0.02%	0.04%	0.51%	1.48%	1.85%	0.28%